Interbank deposits and securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2022
Interbank Deposits And Securities Purchased Under Agreements To Resell
Interbank deposits and securities purchased under agreements to resell

Note 4 - Interbank deposits and securities purchased under agreements to resell

	12/31/2022			12/31/2021
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell (1)	221,726	50	221,776	168,937	774	169,711
Collateral held	69,870	50	69,920	54,187	774	54,961
Collateral repledge	128,542	-	128,542	103,968	-	103,968
Assets received as collateral with right to sell or repledge	14,846	-	14,846	22,139	-	22,139
Assets received as collateral without right to sell or repledge	113,696	-	113,696	81,829	-	81,829
Collateral sold	23,314	-	23,314	10,782	-	10,782
Interbank deposits	56,672	2,914	59,586	64,049	5,885	69,934
Total (2)	278,398	2,964	281,362	232,986	6,659	239,645

1) The amounts of R$ 14,576 (R$ 9,266 at 12/31/2021) are pledged in guarantee of operations on B3 S.A. - Brasil, Bolsa, Balcão (B3) and Central Bank of Brazil and the amounts of R$ 151,856 (R$ 114,750 at 12/31/2021) are pledged in guarantee of repurchase commitment transactions.
2) Includes losses in the amounts of R$ (9) (R$ (15) at 12/31/2021).